Note 12 - Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended June 30,				Six Months Ended June 30,
	2016			2015	2016			2015
Risk-free interest rate	1.1%	-	1.2%	1.6%	1.1%	-	1.4%	1.6%
Expected volatility	80%	-	83%	59%	78%	-	83%	59%
Expected life (in years)		4.2		4.1		4.2		4.1
Expected dividend yield		-		-		-		-
Weighted average per share grant date fair value		$0.11		$0.95		$0.12		$0.95
Stock-based compensation		$140,474		$209,089		$436,859		$418,298

	Years Ended December 31,
	2015			2014			2013
Risk-free interest rate	1.5%	-	1.7%	1.1%	-	1.8%	0.8%	-	1.9%
Expected volatility	58%	-	77%	47%	-	60%	65%	-	68%
Expected life (in years)	4.1	-	4.2	4.1	-	5.3	5.0	-	6.5
Expected dividend yield		0%			0%			0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number	Weighted Average Exercise Price
Outstanding as of January 1, 2016	217,002	$52.20
Granted during 2016	112,750	4.00
Exercised	-	-
Cancelled /expired	34,860	67.18
Outstanding as of June 30, 2016	294,892	$31.79
Exercisable as of June 30, 2016	189,456	$45.36

	Number of Options	Weighted Average Exercise Price
Outstanding as of January 1, 2013	195,802	57.00
Granted during 2013	47,500	48.00
Exercised	(21,008)	24.60
Forfeited /expired	(19,544)	101.40
Outstanding as of December 31, 2013	202,750	54.00
Granted during 2014	36,854	28.40
Exercised	(17,045)	14.80
Forfeited /expired	(22,674)	35.60
Outstanding as of December 31, 2014	199,885	54.60
Granted during 2015	43,938	29.20
Exercised	(21,327)	31.60
Forfeited /expired	(5,494)	38.80
Outstanding as of December 31, 2015	217,002	52.20

Exercisable as of December 31, 2015	168,637	53.60

Schedule Of Grants Under Stock Option Plan Details [Table Text Block]
Number
Consultant grants	11,000
Executive grants	40,000
Employee grants	51,750
Annual grants to outside directors	10,000
Total	112,750

	For the Years Ended December 31,
	2015	2014	2013
Annual grants to outside directors	10,000	10,000	10,000
Executive grants	11,563	8,604	6,250
Employee grants	22,375	15,750	31,250
Non-employee grants	-	2,500	-
Total	43,938	36,854	47,500

Schedule Of Forfeited Or Expired Options Under Stock Option Plans [Table Text Block]
	For the Years Ended December 31,
	2015	2014	2013
Employee terminations	4,119	9,260	19,544
Expired	1,375	12,702	-
Repurchased	-	713	-
Total	5,494	22,675	19,544

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number	Weighted Average Exercise Price
Outstanding as of January 1, 2016	202,500	$26.20
Granted during 2016	750,000	5.00
Outstanding as of June 30, 2016	952,500	$9.49
Exercisable as of June 30, 2016	202,500	$26.20

	Number of Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2013	22,500	$100.00
Granted during 2014	180,000	$16.80
Outstanding as of December 31, 2014 and 2015	202,500	$26.20